UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadfin Capital, LLC

Address:  237 Park Avenue
          Ninth Floor
          New York, NY 10017

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Kotler
Title:  Managing Member
Phone:  (212) 808-2460


Signature, Place and Date of Signing:


/s/ Kevin Kotler            New York, New York            February 14, 2011
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total: $117,108
                                         (thousands)


List of Other Included Managers:

Form 13F File Number              Name

(1)                               Broadfin Healthcare Master Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE
ALERE INC                      COM               01449J105   3,334       91,100 SH         DEFINED      1           91,100
ALERE INC                      PERP PFD CONV SE  01449J204     893        3,626 SH         DEFINED      1            3,626
ALIGN TECHNOLOGY INC           COM               016255101   1,880       96,200 SH         DEFINED      1           96,200
ALKERMES INC                   COM               01642T108   8,430      686,468 SH         DEFINED      1          686,468
ALPHATEC HOLDINGS INC          COM               02081G102   2,397      887,600 SH         DEFINED      1          887,600
ANACOR PHARMACEUTICALS INC     COM               032420101   2,733      508,975 SH         DEFINED      1          508,975
ATRICURE INC                   COM               04963C209   5,438      529,477 SH         DEFINED      1          529,477
BIOMIMETIC THERAPEUTICS INC    COM               09064X101   4,193      330,182 SH         DEFINED      1          330,182
BIOSANTE PHARMACEUTICALS INC   COM NEW           09065V203   2,509    1,530,119 SH         DEFINED      1        1,530,119
BOSTON SCIENTIFIC CORP         COM               101137107   1,514      200,000 SH         DEFINED      1          200,000
CARDICA INC                    COM               14141R101   1,249      285,068 SH         DEFINED      1          285,068
CONCEPTUS INC                  COM               206016107   1,100       79,677 SH         DEFINED      1           79,677
COVIDIEN PLC                   SHS               G2554F105   5,915      129,540 SH         DEFINED      1          129,540
CUTERA INC                     COM               232109108     370       44,663 SH         DEFINED      1           44,663
EMERGENT BIOSOLUTIONS INC      COM               29089Q105   1,372       58,500 SH         DEFINED      1           58,500
EURAND N V                     SHS               N31010106   4,765      402,788 SH         DEFINED      1          402,788
GILEAD SCIENCES INC            COM               375558103   1,812       50,000 SH         DEFINED      1           50,000
GIVEN IMAGING                  ORD SHS           M52020100   1,589      108,519 SH         DEFINED      1          108,519
HEARTWARE INTL INC             COM               422368100   1,751       20,000 SH         DEFINED      1           20,000
HI-TECH PHARMACAL INC          COM               42840B101   7,498      300,514 SH         DEFINED      1          300,514
IMPAX LABORATORIES INC         COM               45256B101   1,508       75,000 SH         DEFINED      1           75,000
INSPIRE PHARMACEUTICALS INC    COM               457733103     538       64,100 SH         DEFINED      1           64,100
INSULET CORP                   COM               45784P101     800       51,616 SH         DEFINED      1           51,616
KING PHARMACEUTICALS INC       COM               495582108   1,054       75,000 SH         DEFINED      1           75,000
LANNET INC                     COM               516012101   2,795      500,000 SH         DEFINED      1          500,000
MAKO SURGICAL CORP             COM               560879108   1,989      130,700 SH         DEFINED      1          130,700
OMNICELL INC                   COM               68213N109     997       68,992 SH         DEFINED      1           68,992
ORASURE TECHNOLOGIES INC       COM               68554V108      76       13,160 SH         DEFINED      1           13,160
ORTHOFIX INTL N V              COM               N6748L102   1,134       39,116 SH         DEFINED      1           39,116
PAIN THERAPEUTICS INC          COM               69562K100   3,749      555,385 SH         DEFINED      1          555,385
PFIZER INC                     COM               717081103   6,459      368,900 SH         DEFINED      1          368,900
PROGENICS PHARMACEUTICALS IN   COM               743187106     639      117,044 SH         DEFINED      1          117,044
QIAGEN N V                     COM               N72482107   1,962      100,369 SH         DEFINED      1          100,369
QLT INC                        COM               746927102   1,100      150,000 SH         DEFINED      1          150,000
RIGEL PHARMACEUTICALS INC      COM NEW           766559603   3,183      422,748 SH         DEFINED      1          422,748
SANOFI AVENTIS                 SPONSORED ADR     80105N105   4,785      148,453 SH         DEFINED      1          148,453
SANTARUS INC                   COM               802817304   6,453    1,973,400 SH         DEFINED      1        1,973,400
SEQUENOM INC                   COM NEW           817337405   2,410      300,100 SH         DEFINED      1          300,100
SOLTA MED INC                  COM               83438K103     782      256,462 SH         DEFINED      1          256,462
STEREOTAXIS INC                COM               85916J102     958      250,000 SH         DEFINED      1          250,000
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209   5,249      100,700 SH         DEFINED      1          100,700
THERMO FISHER SCIENTIFIC INC   COM               883556102   1,107       20,000 SH         DEFINED      1           20,000
THORATEC CORP                  COM NEW           885175307   4,250      150,080 SH         DEFINED      1          150,080
UROPLASTY INC                  COM NEW           917277204   2,389      592,900 SH         DEFINED      1          592,900


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